Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Integer		Dec. 31, 2020 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Gross Amount Outstanding		$ 50,763		$ 50,449
Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		6		5
Number of Borrowers | Integer		12		8
Number of Loans | Integer		15		9
Gross Value of Collateral	[1]	$ 12,464		$ 11,628
Commitment Amount	[2]	9,095		10,815
Gross Amount Outstanding		$ 7,657		$ 8,230
Loan to Value Ratio	[4]	61.00%	[3]	71.00%
Interest Spread				7.00%

[1]	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,720 and $1,630 as of December 31, 2021 and 2020, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.
[2]	The commitment amount does not include letters of credit and cash bonds.
[3]	Represents the weighted average loan to value ratio of the loans.
[4]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.